Exhibit 99.1

Hyundai Auto Receivables Trust 2014-A

Monthly Servicing Report

Collection Period	October 2014
Distribution Date	11/17/2014
Transaction Month	9
30/360 Days	30
Actual/360 Days	33

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	January 4, 2014
Closing Date:	February 5, 2014

	Dollars	Units	WAC	WARM
Original Pool Balance:	$1,194,774,929.46	62,651	3.36%	60.38
Original Adj. Pool Balance:	$1,148,453,622.72

		Dollar Amount	% of Pool	Note Rate	Final Payment Date
Class A-1 Notes	Fixed	$234,000,000.00	19.585%	0.20000%	February 17, 2015
Class A-2 Notes	Fixed	$365,000,000.00	30.550%	0.46000%	January 16, 2017
Class A-3 Notes	Fixed	$348,000,000.00	29.127%	0.79000%	July 16, 2018
Class A-4 Notes	Fixed	$115,890,000.00	9.700%	1.32000%	August 15, 2019
Class B Notes	Fixed	$20,670,000.00	1.730%	1.73000%	August 15, 2019
Class C Notes	Fixed	$31,010,000.00	2.595%	2.02000%	August 15, 2019
Class D Notes	Fixed	$25,270,000.00	2.115%	2.53000%	July 15, 2020
Total Securities		$1,139,840,000.00	95.402%

Overcollateralization		$8,613,622.72	0.721%
YSOA		$46,321,306.74	3.877%
Total Original Pool Balance		$1,194,774,929.46	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Pool Factor	Balance	Pool Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$311,358,051.02	0.8530358	$282,097,246.91	0.7728692	$29,260,804.11
Class A-3 Notes	$348,000,000.00	1.0000000	$348,000,000.00	1.0000000	$-
Class A-4 Notes	$115,890,000.00	1.0000000	$115,890,000.00	1.0000000	$-
Class B Notes	$20,670,000.00	1.0000000	$20,670,000.00	1.0000000	$-
Class C Notes	$31,010,000.00	1.0000000	$31,010,000.00	1.0000000	$-
Class D Notes	$25,270,000.00	1.0000000	$25,270,000.00	1.0000000	$-
Total Securities	$852,198,051.02	0.7476471	$822,937,246.91	0.7219761	$29,260,804.11

Weighted Avg. Coupon (WAC)	3.29%		3.29%
Weighted Avg. Remaining Maturity (WARM)	51.91		50.93
Pool Receivables Balance	$902,861,697.95		$872,294,290.09
Remaining Number of Receivables	55,094		54,287

Adjusted Pool Balance	$869,424,855.36		$840,164,051.25

III. COLLECTIONS

Principal:
Principal Collections	$29,375,182.92
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$536,348.40
Total Principal Collections	$29,911,531.32

Interest:
Interest Collections	$2,505,350.64
Late Fees & Other Charges	$49,761.56
Interest on Repurchase Principal	$-
Total Interest Collections	$2,555,112.20

Collection Account Interest	$637.79
Reserve Account Interest	$71.27
Servicer Advances	$-

Total Collections	$32,467,352.58

Hyundai Auto Receivables Trust 2014-A

Monthly Servicing Report

Collection Period	October 2014
Distribution Date	11/17/2014
Transaction Month	9
30/360 Days	30
Actual/360 Days	33

IV. DISTRIBUTIONS

Total Collections	$32,467,352.58
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$32,467,352.58

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$752,384.75		$752,384.75	$752,384.75
Collection Account Interest					$637.79
Late Fees & Other Charges					$49,761.56
Total due to Servicer					$802,784.10

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$119,353.92		$119,353.92
Class A-3 Notes		$229,100.00		$229,100.00
Class A-4 Notes		$127,479.00		$127,479.00

Total Class A interest:		$475,932.92		$475,932.92	$475,932.92

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$29,799.25		$29,799.25	$29,799.25

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$52,200.17		$52,200.17	$52,200.17

7. Third Priority Principal Distribution:		$-		$-	$-

8. Class D Noteholders Interest:		$53,277.58		$53,277.58	$53,277.58

Available Funds Remaining:					$31,053,358.56

9. Regular Principal Distribution Amount:					$29,260,804.11

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$29,260,804.11
Class A-3 Notes				$-
Class A-4 Notes				$-
Class A Notes Total:		$29,260,804.11		$29,260,804.11
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Class D Notes Total:		$-		$-
Total Noteholders Principal		$29,260,804.11		$29,260,804.11

10. Required Deposit to Reserve Account					0.00

11. Trustee Expenses					0.00

12. Remaining Available Collections Released to Certificateholder					1,792,554.45

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount					$33,436,842.59
Beginning Period Amount					$33,436,842.59
Current Period Amortization					$1,306,603.75
Ending Period Required Amount					$32,130,238.84
Ending Period Amount					$32,130,238.84
Next Distribution Date Amount					$30,849,100.49

Hyundai Auto Receivables Trust 2014-A

Monthly Servicing Report

Collection Period	October 2014
Distribution Date	11/17/2014
Transaction Month	9
30/360 Days	30
Actual/360 Days	33

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$2,871,134.06
Beginning Period Amount	$2,871,134.06
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$2,871,134.06
Ending Period Amount	$2,871,134.06

VII. OVERCOLLATERALIZATION

Overcollateralization Target	1.50%
Overcollateralization Floor	1.50%
		Beginning	Ending	Target
Overcollateralization Amount		$17,226,804.34	$17,226,804.34	$17,226,804.34
Overcollateralization as a % of Original Adjusted Pool		1.50%	1.50%	1.50%
Overcollateralization as a % of Current Adjusted Pool		1.98%	2.05%	2.05%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	99.01%	53,749	98.75%	$861,376,171.55
30 - 60 Days	0.76%	410	0.97%	$8,483,817.55
61 - 90 Days	0.18%	100	0.23%	$2,010,060.54
91 + Days	0.05%	28	0.05%	$424,240.45
		54,287		$872,294,290.09
Total
Delinquent Receivables 61 + days past due	0.24%	128	0.28%	$2,434,300.99
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.24%	134	0.30%	$2,669,377.47
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.22%	122	0.26%	$2,423,417.72
Three-Month Average Delinquency Ratio	0.23%		0.28%

Repossession in Current Period		63		$1,318,995.95
Repossession Inventory		122		$913,791.32

Charge-Offs
Gross Principal of Charge-Off for Current Period				$1,192,224.94
Recoveries				$(536,348.40)
Net Charge-offs for Current Period				$655,876.54

Beginning Pool Balance for Current Period				$902,861,697.95

Net Loss Ratio				0.87%
Net Loss Ratio for 1st Preceding Collection Period				0.84%
Net Loss Ratio for 2nd Preceding Collection Period				1.11%
Three-Month Average Net Loss Ratio for Current Period				0.94%

Cumulative Net Losses for All Periods				$5,003,790.05
Cumulative Net Losses as a % of Initial Pool Balance				0.42%

Principal Balance of Extensions				$3,947,517.13
Number of Extensions				184

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